Commitments and Contingencies (Details) - UAMPS - Development Cost Reimbursement Agreement - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum reimbursement based on the current stage of project development	$ 57,000	$ 57,000
Net development costs incurred	$ 10,077	$ 5,204